UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897 )

Exact name of registrant as specified in charter: Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (71.2%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (63.6%)
Government National Mortgage Association Adjustable
Rate Mortgages
4 1/2s, with due dates from August 20, 2034 to
February 20, 2035	$93,829,826	$92,636,850
3 3/4s, January 20, 2034	20,412,404	20,107,224
Government National Mortgage Association Graduated
Payment Mortgages
13 3/4s, November 20, 2014	6,174	7,387
13 1/2s, April 15, 2011	21,743	24,606
13 1/4s, December 20, 2014	17,415	20,618
12 3/4s, with due dates from December 15, 2013 to
December 20, 2014	42,773	49,783
12 1/4s, with due dates from September 15, 2013 to
March 15, 2014	78,345	89,950
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	147,175	167,326
10s, with due dates from November 15, 2009 to
November 15, 2009	31,333	32,923
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	27,440	29,571
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, with due dates from July 15, 2006 to
December 15, 2019	26,035	26,796
8s, with due dates from May 15, 2024 to August 15, 2032	24,762,106	26,153,566
8s, with due dates from January 15, 2008 to
November 15, 2009	1,731,702	1,767,875
7 1/2s, with due dates from October 15, 2021 to
November 15, 2032	32,334,998	33,649,556
7 1/2s, with due dates from March 15, 2017 to
May 15, 2017	35,715	36,841
7s, with due dates from March 15, 2022 to May 15, 2032	37,984,100	39,489,252
7s, with due dates from October 15, 2007 to
August 15, 2012	1,795,821	1,816,845
6 1/2s, with due dates from October 15, 2023 to
March 15, 2035	13,695,373	13,923,356
6s, with due dates from November 15, 2023 to
October 15, 2033	1,374,435	1,363,828
6s, TBA, July 1, 2036	49,000,000	48,582,736
5 1/2s, with due dates from December 15, 2032 to
December 15, 2035	38,626,323	37,469,234
5 1/2s, TBA, July 1, 2036	350,000,000	337,695,330
5 1/2s, TBA, July 1, 2036	165,000,000	159,856,637
		814,998,090

U.S. Government Agency Mortgage Obligations (7.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, with due dates from August 1, 2013 to
May 1, 2020	781,187	766,930
5s, with due dates from May 1, 2034 to May 1, 2034	738,762	693,456
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from September 1, 2028 to
March 1, 2029	214,152	219,832
6 1/2s, with due dates from March 1, 2024 to
September 1, 2032	170,958	172,431
6 1/2s, March 1, 2016	40,194	40,662
6s, with due dates from June 1, 2036 to July 1, 2036	1,000,000	984,219
6s, November 1, 2017	231,450	232,707
6s, TBA, July 1, 2036	6,700,000	6,592,695
5 1/2s, April 1, 2036	1,853,435	1,779,660
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021	8,676,595	8,517,656
5 1/2s, TBA, July 1, 2036	51,200,000	49,155,999
5s, August 1, 2033	2,006	1,885
5s, TBA, July 1, 2021	27,500,000	26,479,492
4 1/2s, with due dates from January 1, 2021 to
September 1, 2035	1,718,912	1,564,296
		97,201,920

		$912,200,010
Total U.S. government and agency mortgage obligations (cost $916,310,489)

COLLATERALIZED MORTGAGE OBLIGATIONS (26.3%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.

FRB Ser. 05-1, Class A5, 4.98s, 2042	$583,000	$558,179
Ser. 04-4, Class A6, 4.877s, 2042	36,000	33,491
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	19,036,000	18,858,965
FRB Ser. 04-LB3A, Class A5, 5.28s, 2037	20,000	19,358
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	213,000	202,303
Ser. 05-C4, Class A5, 5.104s, 2038	65,000	61,507
FRB Ser. 05-C5, Class A4, 5.1s, 2038	65,000	61,421
Ser. 04-C3, Class A3, 4.302s, 2036	454,000	436,934
Fannie Mae
IFB Ser. 06-62, Class PS, 9.42s, 2036	2,212,001	2,248,378
Ser. 06-20, Class IP, IO (Interest only), 8s, 2030	932,142	197,230
Ser. 02-26, Class A2, 7 1/2s, 2048	513,356	530,123
Ser. 05-W3, Class 1A, 7 1/2s, 2045	4,419,972	4,587,153
Ser. 04-W8, Class 3A, 7 1/2s, 2044	7,273,143	7,537,188
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,353,638	2,438,108
Ser. 04-W2, Class 5A, 7 1/2s, 2044	2,626,087	2,720,548
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,047,197	3,155,752
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,931,139	3,034,243
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	862,105	892,832
Ser. 03-W4, Class 4A, 7 1/2s, 2042	1,247,026	1,286,344
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,949,769	2,015,110
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	5,845,785	6,041,765
Ser. 02-T16, Class A3, 7 1/2s, 2042	13,660	14,117
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	7,032,443	7,268,851
Ser. 02-W6, Class 2A, 7 1/2s, 2042	21,292	21,973
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,066,523	2,133,471
Ser. 02-W1, Class 2A, 7 1/2s, 2042	165,052	169,878
Ser. 02-14, Class A2, 7 1/2s, 2042	629,787	649,879
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,923,079	4,042,289
Ser. 02-T4, Class A3, 7 1/2s, 2041	278,508	287,033
Ser. 01-T12, Class A2, 7 1/2s, 2041	392,676	404,604
Ser. 01-T8, Class A1, 7 1/2s, 2041	1,041,716	1,071,923
Ser. 01-T7, Class A1, 7 1/2s, 2041	12,882,228	13,248,561
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,483,368	1,526,440
Ser. 01-T1, Class A1, 7 1/2s, 2040	4,549,457	4,687,651
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,850,099	1,915,196
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,570,160	2,651,743
Ser. 02-T1, Class A3, 7 1/2s, 2031	4,129,974	4,260,031
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,131,634	1,163,814
Ser. 02-W7, Class A5, 7 1/2s, 2029	770,311	795,668
Ser. 01-T4, Class A1, 7 1/2s, 2028	4,269,325	4,427,519
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,369,969	1,413,673
Ser. 02-26, Class A1, 7s, 2048	2,822,502	2,879,513
Ser. 04-W12, Class 1A3, 7s, 2044	1,891,149	1,935,802
Ser. 04-T3, Class 1A3, 7s, 2044	1,329,111	1,359,992
Ser. 04-T2, Class 1A3, 7s, 2043	1,151,551	1,178,376
Ser. 03-W8, Class 2A, 7s, 2042	11,404,942	11,656,610
Ser. 03-W3, Class 1A2, 7s, 2042	1,081,740	1,105,047
Ser. 02-T16, Class A2, 7s, 2042	7,896,762	8,066,278
Ser. 02-T19, Class A2, 7s, 2042	5,215,700	5,329,371
Ser. 01-T10, Class A1, 7s, 2041	2,198,311	2,240,952
Ser. 02-T4, Class A2, 7s, 2041	5,150,182	5,251,545
Ser. 04-W1, Class 2A2, 7s, 2033	7,120,145	7,283,344
IFB Ser. 03-130, Class SJ, 6.71s, 2034	513,470	477,618
IFB Ser. 06-42, Class PS, 6.338s, 2036	1,588,940	1,485,658
IFB Ser. 05-74, Class CS, 5.383s, 2035	3,016,019	2,832,572
IFB Ser. 05-74, Class CP, 5.234s, 2035	2,645,710	2,483,768
IFB Ser. 05-76, Class SA, 5.234s, 2034	1,872,985	1,738,283
IFB Ser. 06-27, Class SP, 5.051s, 2036	1,614,000	1,495,875
IFB Ser. 06-8, Class HP, 5.051s, 2036	2,065,033	1,903,803
IFB Ser. 06-8, Class WK, 5.051s, 2036	3,114,488	2,849,308
IFB Ser. 05-106, Class US, 5.051s, 2035	3,217,173	3,013,600
IFB Ser. 05-99, Class SA, 5.051s, 2035	1,574,376	1,461,262
IFB Ser. 05-114, Class SP, 4.943s, 2036	882,184	793,690
IFB Ser. 05-74, Class DM, 4.867s, 2035	3,031,937	2,785,279
IFB Ser. 05-95, Class CP, 4.081s, 2035	250,678	230,923
IFB Ser. 05-106, Class JC, 3.62s, 2035	1,612,600	1,322,552
IFB Ser. 05-93, Class AS, 3.569s, 2034	905,405	769,064
IFB Ser. 05-83, Class QP, 3.556s, 2034	1,006,419	863,799
IFB Ser. 05-57, Class MN, 3.297s, 2035	2,227,005	2,019,561
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033	2,991,670	207,083
Ser. 03-W12, Class 2, IO, 2.23s, 2043	39,085,928	1,906,505
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	1,338,887	91,004
IFB Ser. 05-56, Class TP, 2.183s, 2033	570,053	478,266
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036	737,809	37,891
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034	760,643	33,991
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	1,161,065	58,114
IFB Ser. 05-90, Class SP, IO, 1.428s, 2035	4,964,810	253,702
IFB Ser. 05-82, Class SW, IO, 1.408s, 2035	11,253,316	418,483
IFB Ser. 05-82, Class SY, IO, 1.408s, 2035	14,319,735	596,697
IFB Ser. 05-45, Class EW, IO, 1.398s, 2035	834,199	35,430
IFB Ser. 05-47, Class SW, IO, 1.398s, 2035	7,398,063	268,758
IFB Ser. 05-105, Class S, IO, 1.378s, 2035	2,219,987	99,206
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035	3,322,015	163,098
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035	5,838,472	282,798
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035	7,372,994	311,168
IFB Ser. 05-89, Class S, IO, 1.378s, 2035	20,319,339	841,283
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035	1,525,507	73,177
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035	1,008,653	55,295

IFB Ser. 04-92, Class S, IO, 1.378s, 2034	4,724,523	214,824
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033	7,608,864	359,586
IFB Ser. 05-83, Class QI, IO, 1.368s, 2035	833,660	46,602
IFB Ser. 06-61, Class SE, IO, 1.366s, 2036	4,966,000	168,378
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035	7,812,121	374,872
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030	7,857,955	240,742
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035	15,255,712	643,248
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036	19,855,456	789,560
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	9,471,852	447,968
IFB Ser. 06-44, Class IS, IO, 1.278s, 2036	4,504,200	206,208
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036	4,808,969	202,890
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	8,509,614	323,857
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035	467,834	25,543
IFB Ser. 06-53, Class US, IO, 1.258s, 2036	5,960,921	257,163
IFB Ser. 03-124, Class ST, IO, 1.178s, 2034	2,089,704	69,874
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028	2,886,785	76,436
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035	3,922,038	114,597
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035	1,630,224	36,221
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	12,653,224	282,720
IFB Ser. 05-74, Class NI, IO, 0.758s, 2035	13,902,418	443,920
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035	29,344,764	623,374
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	1,786,709	36,102
Ser. 05-113, Class DO, PO (Principal only), zero %,
2036	113,636	87,345
Ser. 363, Class 1, PO, zero %, 2035	31,566,328	21,494,427
Ser. 361, Class 1, PO, zero %, 2035	9,763,279	7,132,285
Ser. 04-38, Class AO, PO, zero %, 2034	1,569,015	1,098,311
Ser. 342, Class 1, PO, zero %, 2033	946,555	685,501
Ser. 02-82, Class TO, PO, zero %, 2032	3,800,159	2,807,975
Ser. 04-61, Class CO, PO, zero %, 2031	3,326,000	2,423,823
Ser. 05-38, PO, zero %, 2031	325,000	225,469
FRB Ser. 05-117, Class GF, zero %, 2036	361,665	344,428
FRB Ser. 05-79, Class FE, zero %, 2035	1,024,916	1,170,393
FRB Ser. 05-45, Class FG, zero %, 2035	847,965	913,190
FRB Ser. 05-81, Class DF, zero %, 2033	329,022	390,714
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	7,722,114	8,008,820
Ser. T-58, Class 4A, 7 1/2s, 2043	9,963,470	10,289,017
Ser. T-42, Class A5, 7 1/2s, 2042	111,233	114,534
Ser. T-41, Class 3A, 7 1/2s, 2032	1,532,320	1,579,437
Ser. T-60, Class 1A2, 7s, 2044	5,116,440	5,233,279
Ser. T-59, Class 1A2, 7s, 2043	4,724,574	4,837,714
Ser. T-55, Class 1A2, 7s, 2043	2,841,291	2,893,337
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	891,100	1,065,007
IFB Ser. 3012, Class GP, 3.03s, 2035	1,459,464	1,295,325
IFB Ser. 2963, Class SV, 7.805s, 2034	677,000	642,357
Ser. 3114, Class BL, IO, 7 1/2s, 2030	359,896	72,506
IFB Ser. 3153, Class SX, 7.256s, 2036	3,849,576	3,762,469
IFB Ser. 3081, Class DC, 5.766s, 2035	1,258,840	1,123,687
IFB Ser. 3114, Class GK, 5.605s, 2036	800,420	718,440
IFB Ser. 2996, Class SA, 5.503s, 2035	1,095,198	952,138
IFB Ser. 2979, Class AS, 5.211s, 2034	562,281	520,813
IFB Ser. 3072, Class SA, 5.065s, 2035	484,323	418,485
IFB Ser. 3153, Class UT, 4.955s, 2036	2,234,586	1,943,961
IFB Ser. 3072, Class SM, 4.735s, 2035	779,124	662,560
IFB Ser. 3072, Class SB, 4.588s, 2035	735,462	621,609
IFB Ser. 3065, Class DC, 4.264s, 2035	1,901,187	1,603,071
IFB Ser. 3050, Class SA, 3.878s, 2034	1,324,693	1,123,949
IFB Ser. 3031, Class BS, 3.728s, 2035	2,649,118	2,259,729
IFB Ser. 3012, Class UP, 3.664s, 2035	136,203	124,539
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	3,663,955	225,989
IFB Ser. 2594, Class SE, IO, 1.851s, 2030	3,779,900	178,955
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	1,855,484	102,342
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	2,766,213	89,037
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	9,163,461	509,140
IFB Ser. 3042, Class SP, IO, 1.551s, 2035	2,049,840	114,586
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	742,175	28,091
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	4,858,725	180,684
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	2,460,270	95,335
IFB Ser. 2981, Class CS, IO, 1.521s, 2035	3,287,916	126,379
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	5,801,328	272,624
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	2,087,345	80,238
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	4,534,448	250,039
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	12,392,936	657,175
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	1,773,934	100,786
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	7,197,207	402,086
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	13,701,150	508,796
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	5,398,448	167,935
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	4,310,500	149,131
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	6,648,316	335,456
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	1,388,766	72,658
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	5,372,470	284,374
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	1,951,602	102,895
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	1,714,221	74,930
IFB Ser. 3012, Class UI, IO, 1.221s, 2035	3,421,985	140,186
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	1,823,343	43,013
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	4,187,882	104,697
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	1,746,211	45,489
IFB Ser. 3012, Class IG, IO, 0.881s, 2035	12,466,495	407,302

IFB Ser. 2957, Class SW, IO, 0.801s, 2035		9,634,967	227,325
IFB Ser. 2815, Class S, IO, 0.801s, 2032		4,150,980	87,818
Ser. 3045, Class DO, PO, zero %, 2035		79,959	59,537
Ser. 231, PO, zero %, 2035		2,681,868	1,855,347
Ser. 228, PO, zero %, 2035		4,312,826	3,096,892
FRB Ser. 3022, Class TC, zero %, 2035		356,000	436,211
FRB Ser. 2986, Class XT, zero %, 2035		210,387	235,107
FRB Ser. 2958, Class FL, zero %, 2035		906,798	847,355
FRB Ser. 3046, Class WF, zero %, 2035		509,514	514,124
FRB Ser. 3054, Class XF, zero %, 2034		213,418	229,192
FRB Ser. 3024, Class CW, zero %, 2034		278,094	285,509
FRB Ser. 3046, Class UF, zero %, 2033		1,038,328	1,070,956
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3.833s, 2035		4,865,305	4,236,297
IFB Ser. 05-68, Class DP, 3.88s, 2035		7,235,728	6,365,725
IFB Ser. 05-84, Class SL, 3.473s, 2035		4,839,017	4,038,191
IFB Ser. 05-66, Class SP, 3.473s, 2035		2,242,647	1,877,765
IFB Ser. 05-7, Class NP, 3.19s, 2033		743,722	668,174
IFB Ser. 06-26, Class S, IO, 1.42s, 2036		19,250,000	785,875
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035		17,745,628	582,451
IFB Ser. 06-7, Class SB, IO, 1.053s, 2036		16,518,522	458,937
IFB Ser. 05-82, Class KS, IO, 1.033s, 2035		9,658,861	295,803
IFB Ser. 05-68, Class KI, IO, 1.033s, 2035		83,812,105	3,615,101
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035		31,116,121	1,099,712
IFB Ser. 06-14, Class S, IO, 0.983s, 2036		17,420,727	523,299
IFB Ser. 06-20, Class S, IO, 0.983s, 2036		13,997,662	437,963
IFB Ser. 05-57, Class PS, IO, 0.983s, 2035		10,414,513	331,950
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035		9,264,188	299,150
IFB Ser. 05-68, Class S, IO, 0.933s, 2035		18,264,706	576,571
IFB Ser. 04-90, Class SI, IO, 0.833s, 2034		15,382,282	410,203
IFB Ser. 05-60, Class SJ, IO, 0.513s, 2034		15,108,119	283,583
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037		65,000	61,946
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038		38,000	36,760
Ser. 05-GG4, Class A4, 4.761s, 2039		456,000	419,970
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044		4,245,000	4,121,343
FRB Ser. 04-PNC1, Class A4, 5.37s, 2041		173,000	168,099
Ser. 05-CB12, Class A4, 4.895s, 2037		459,000	426,688
Ser. 04-C3, Class A5, 4.878s, 2042		437,000	406,511
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028		154,000	157,248
FRB Ser. 04-C4, Class A4, 5.13s, 2029		61,000	58,939
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041		446,000	415,108
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043		434,000	399,506
Morgan Stanley Capital I Ser. 05-HQ6, Class A4A,
4.989s, 2042		65,000	60,894

			$337,137,452
Total collateralized mortgage obligations (cost $364,946,169)

ASSET-BACKED SECURITIES (3.0%)(a)

		Principal amount	Value

American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034		1,029,630	$1,014,467
FRB Ser. 04-3, Class 3A, 3.71s, 2034		472,923	467,407
Countrywide Home Loans 144A
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035 ##		46,415,576	1,109,622
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035 ##		38,823,478	1,013,050
Ser. 05-R3, Class AS, IO, 0.948s, 2035 ##		35,628,696	723,708
Ser. 06-R1, Class AS, IO, 0.988s, 2036 ##		80,525,268	1,899,893
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.855s, 2035		5,528,445	5,403,613
FRB Ser. 04-12, Class 2A2, 3.554s, 2034		3,603,751	3,536,685
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.967s, 2034		158,123	156,935
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.493s, 2036		4,132,000	4,132,000
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-12, Class 1A2, 4.965s, 2034		316,045	315,688
Ser. 04-20, Class 1A2, 5.053s, 2035		570,546	567,213
Ser. 04-6, Class 1A, 4.381s, 2034		651,038	648,972
FRB Ser. 05-18, Class 6A1, 5.318s, 2035		8,151,341	8,037,350
Structured Asset Securities Corp. Ser. 03-40A,
Class 1A, 5.06s, 2034		44,873	45,122
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR9, Class 1A2, 4.352s, 2035		220,298	214,004
FRB Ser. 04-R, Class 2A1, 4.353s, 2034		4,684,702	4,545,098
FRB Ser. 05-AR2, Class 2A1, 4.546s, 2035		4,585,713	4,440,346

			$38,271,173
Total asset-backed securities (cost $40,668,492)

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)

	Expiration	Contract amount	Value
	date/strike

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%

versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	5.28/Mar-07	55,104,000	$2,226,626
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	5.28/Mar-07	55,104,000	351,519

			$2,578,145
Total purchased options outstanding (cost $2,702,852)

SHORT-TERM INVESTMENTS (50.3%)(a)

		Principal amount	Value

Interest in $350,000,000 joint tri-party repurchase
agreement dated June 30, 2006 with Bank of America
Securities LLC, due July 3, 2006 with respect to
various U.S. Government obligations -- maturity value
of $254,510,876 for an effective yield of 5.23%
(collateralized by Fannie Mae securities with a rate
of 5.0% and a maturity date of June 1, 2035, valued at
$357,000,000)		$254,400,000	$254,400,000
U.S. Treasury Bills for an effective yield of 4.756%,
August 17, 2006 (SEG)		1,763,000	1,752,175
Federal National Mortgage for an effective yield of
5.199%, August 9, 2006		142,000,000	141,184,290
Federal Home Loan Banks for an effective yield of
5.126%, July 12, 2006		167,000,000	166,739,248
Freddie Mac for an effective yield of 5.049%,
July 11, 2006		54,786,000	54,709,452
Freddie Mac for an effective yield of 5.025%,
July 5, 2006		25,000,000	24,986,083

			$643,771,248
Total short-term investments (cost $643,771,248)

TOTAL INVESTMENTS

			$1,933,958,028
Total investments (cost $1,968,399,250) (b)

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	371	$87,574,550	Sep-06	($185,016)
Euro 90 day (Short)	113	26,679,300	Mar-07	260,080
U.S. Treasury Bond 20 yr (Short)	708	75,512,625	Sep-06	(84,528)
U.S. Treasury Note 10 yr (Long)	1,457	152,780,109	Sep-06	(823,561)
U.S. Treasury Note 2 yr (Short)	2,641	535,545,281	Sep-06	1,963,032
U.S. Treasury Note 5 yr (Short)	1,957	202,366,031	Sep-06	937,540

Total				$2,067,547

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $16,631,550) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July
5, 2017.	$44,780,000	4.55/Jul-07	$83,739
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% semi-annually versus the three month USD-
LIBOR-BBA maturing February 1, 2017.	187,183,000	5.085/Jan-07	9,572,163
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate swap of 5.085% semi-annually versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	187,183,000	5.085/Jan-07	529,915
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	5.225/Mar-08	1,294,241
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed
rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	23,590,000	5.70/May-08	819,753
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of
5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	23,590,000	5.70/May-08	676,561
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	24,625,000	5.225/Mar-08	355,930
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5,
2017.	44,780,000	4.55/Jul-07	3,942,203

Total			$17,274,505

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $7,361,109) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

5 1/2s, July 1, 2021	$7,500,000	07/18/06	$7,359,375

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$18,410,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	$183,145

47,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	2,628,100

Citibank, N.A.
116,000,000	6/28/15	3 month USD-LIBOR-BBA	4.335%	(11,181,964)

Goldman Sachs Capital Markets, L.P.
3,833,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	43,971

JPMorgan Chase Bank, N.A.
43,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	2,489,680

6,078,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(379,368)

Lehman Brothers Special Financing, Inc.
7,300,000	6/29/15	4.3059%	3 month USD-LIBOR-BBA	717,052

39,900,000	6/29/07	3.9334%	3 month USD-LIBOR-BBA	667,409

58,000,000	6/28/15	3 month USD-LIBOR-BBA	4.3275%	(5,621,179)

176,214,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	8,890,533

Total				$(1,562,621)

NOTES

(a)	Percentages indicated are based on net assets of $1,280,921,800.

(b)	The aggregate identified cost on a tax basis is $1,968,433,312, resulting in gross unrealized appreciation and depreciation of $5,032,209 and $39,507,493, respectively, or net unrealized depreciation of $34,475,284.

(SEG)	This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at
June 30, 2006.

##	The securities noted above were purchased during the period for an aggregate cost of $7,307,768. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into this matter, the value of these securities was adjusted to the values shown in this schedule aggregating $4,746,273 . An investigation of the facts surrounding the acquistion and valuation of these securities is currently underway to determine whether the Fund may have claims against other parties in this regard.

At June 30, 2006, liquid assets totaling $625,349,438 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at June 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

Security Valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.
Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.
Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2006